SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Segment Reporting [Abstract]
Segment reporting
		Gross	Net	Segment
Segment	Revenue	Margin	(Loss)	Assets
Three Months Ended March 31, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(4,950)	$15,759
Particle, Inc. technology	-	-	(424)	149
TransTech distribution business	-	-	-	-
Total segments	$-	$-	$(5,374)	$15,908

Three Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(3,346)	$1,224
TransTech distribution business	5	1	15	4
Total segments	$5	$1	$(3,331)	$1,228

Six Months Ended March 31, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(9,874)	$15,759
Particle, Inc. technology	-	-	(799)	149
TransTech distribution business	-	-	-	-
Total segments	$-	$-	$(10,673)	$15,908

Six Months Ended March 31, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(6,418)	$1,224
TransTech distribution business	122	52	72	4
Total segments	$122	$52	$(6,346)	$1,228

			Segment
		Gross	Operating	Segment
Segment	Revenue	Margin	Profit (Loss)	Assets
Year Ended September 30, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(5,481)	$4,360
Particle, Inc. technology	-	-	(1,280)	322
TransTech distribution business	122	70	(65)	-
Total segments	$122	$70	$(6,826)	$4,682

Year Ended September 30, 2019
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(4,935)	$2,882
TransTech distribution business	1,805	427	(78)	58
Total segments	$1,805	$427	$(5,013)	$2,940